ASSETS HELD FOR SALE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 6,328,338
Disposal Group, Held-for-sale, Not Discontinued Operations
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	6,328,338
Disposal Group, Held-for-sale, Not Discontinued Operations | SSP Tract 1
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	3,589,876
Disposal Group, Held-for-sale, Not Discontinued Operations | SSP Tract II
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 2,738,462